Operating Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Operating Leases
Operating Leases

Note 8. Operating Leases

We have entered into various non-cancellable operating and finance lease agreements for certain of our offices, manufacturing, technology, and equipment. We determine if an arrangement is a lease, or contains a lease, at inception, and record the leases in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. Our lease terms may include one or more options to extend the lease terms, for periods from one year to 20 years, when it is reasonably certain that we will exercise that option. As of March 31, 2025, no option to extend the lease was recognized as right-of-use (“ROU”) assets and lease liabilities. We have lease agreements with lease and non-lease components, and non-lease components are accounted for separately and not included in our ROU assets and corresponding liabilities. We have elected not to present short-term leases on the condensed consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception.

During November 2019, the Company entered into a lease for a Nevada facility that commenced on November 13, 2019, and recorded a right of use asset and corresponding lease liability. The Company used this leased facility for office, manufacturing, and warehouse space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases. During the year ended June 30, 2024 the Company used the facility for ongoing operations and recognized approximately $670,200 of expense during the year.  The Company moved out of the facility in July 2024.

During May 2021, the Company entered into a lease for an additional Nevada facility that commenced on May 1, 2021, and recorded a right of use asset and corresponding lease liability. The Company used this leased facility for additional warehouse space. The minimum lease payments were $34,956 and $69,684 for the three and nine months ended March 31, 2024, respectively. The Company moved out of the facility in April of 2024 when the lease term ended.

During November 2018, the Company entered into a lease for equipment that commenced on November 1, 2018, and recorded a right of use asset and corresponding lease liability. Lease expenses were $5,730 and $5,730 for the nine months ended March 31, 2025 and 2024, respectively.

On April 1, 2022, the Company acquired Cygnet which had entered into a lease for a Florida facility that commenced on October 8, 2021, and Cygnet had recorded a right of use asset and corresponding lease liability. The lease was set to expire on October 8, 2026. The Company uses this leased facility for warehouse and office space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases and accounted for as non-lease components and not part of the ROU. Lease expenses were $33,022 and $60,180 for the three and nine months ended March 31, 2024, respectively. The Company abandoned the facility in October of 2023 and recognized a lease impairment of $289,969.

On March 15, 2023, the Company entered a lease for approximately 20,400 square feet of warehouse and office space, located in Tampa, Florida, to be used as the Company’s distribution center.  The initial term of the lease is thirty-eight months and was not completed when the lease was signed.  The Company moved into the facility in July 2023 and started operations. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases and accounted for as non-lease components and not part of the ROU. During the nine months ended March 31, 2025, the Company recognized approximately $301,294 expense and approximately $264,902 for the nine months ended March 31, 2024.

On July 25, 2023, the Company entered a lease for approximately 5,700 square feet of office space, located in Tampa, Florida, to be used as the Company’s corporate headquarters.  The initial term of the lease is sixty-one months. During the nine months ended March 31, 2025, the Company recognized approximately $171,013 of expense and $96,071 expense for the nine months ended March 31, 2024.

On April 1, 2024, the Company entered into a lease agreement with MFA 2510 Merchant LLC, which is owned by our CEO, Allan Marshall. The lease is for approximately 10,000 square feet of warehouse and office space, located in Odessa, Florida for $20,060 per month. The initial term of the lease is five years. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases and accounted for as non-lease components and not part of the ROU. The Company spent $611,768 in leasehold improvements to prepare the facility for product manufacturing, which will be amortized over the five year lease term. Product manufacturing was at full capacity and fully moved from the Nevada facility as of August 1, 2024. During the nine months ended March 31, 2025, the Company recognized approximately $239,832 of expense.

Operating leases are included in operating ROU assets, current and non-current operating lease liabilities, and finance leases are included in property, plant and equipment, accrued expenses and other current liabilities, and other liabilities on the condensed consolidated balance sheets. As of March 31, 2025, our finance leases are not material.

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized in the condensed consolidated balance sheet as of March 31, 2025:

2025	$188,211
2026	770,004
2027	507,343
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	2,174,006
Less: Imputed interest	(164,713)
2,009,293
Less: current portion	(165,060)
Present value of operating lease obligation	$1,844,233

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of March 31, 2025 are:

Weighted average remaining lease term months	37
Weighted average incremental borrowing rate	5.0%

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of March 31, 2024 are:

Weighted average remaining lease term months	43
Weighted average incremental borrowing rate	5.0%

For the nine months ended March 31, 2025 and 2024, the components of lease expense, included general and administrative expenses and interest expense in the condensed consolidated statement of operations, are as follows:

	Three Months Ended March 31, 2025	Nine Months Ended March 31, 2025	Three Months Ended March 31 31, 2024	Nine Months Ended March 31, 2024
Finance lease expense:
Amortization of ROU assets	$185,148	$555,444	$173,405	$514,955
Interest expense	24,993	80,781	22,639	73,341
Operating lease cost	3,750	11,279	3,745	12,436
Short-term lease expense	-	-	171,577	558,936
Variable lease expense	56,819	160,490	36,395	95,731

Total lease cost	$270,710	$807,994	$407,761	$1,255,399

Note 8. Operating Leases

We have entered into various non-cancellable operating and finance lease agreements for certain of our offices, manufacturing, technology, and equipment. We determine if an arrangement is a lease, or contains a lease, at inception, and record the leases in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. Our lease terms may include one or more options to extend the lease terms, for periods from one year to 20 years, when it is reasonably certain that we will exercise that option. As of June 30, 2024, no option to extend the lease was recognized as right-of-use (“ROU”) assets and lease liabilities. We have lease agreements with lease and non-lease components, and non-lease components are accounted for separately and not included in our ROU assets and corresponding liabilities. We have elected not to present short-term leases on the Consolidated Balance Sheets as these leases have a lease term of 12 months or less at lease inception.

During November 2019, the Company entered into a lease for a Nevada facility that commenced on November 13, 2019, and recorded a right of use asset and corresponding lease liability. The Company uses this leased facility for office, manufacturing, and warehouse space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases.   Lease expenses for the year ended June 30, 2023 was approximately $723,000 and are included discontinued operations. The operating lease expired during the year ended June 30, 2023 and the Company continued to occupy the facility and pays rent on a month-to-month basis.  During the year ended June 30, 2024 the Company used the facility for ongoing operations and recognized approximately $670,200 of expense during the year.  The Company moved out of the facility in July 2024.

During May 2021, the Company entered into a lease for an additional Nevada facility that commenced on May 1, 2021, and recorded a right of use asset and corresponding lease liability. The Company uses this leased facility for additional warehouse space. The minimum lease payments were $95,548 and $111,796 for the years ended June 30, 2024 and 2023, respectively.  The lease expense, including all additional lease expenses was approximately $106,100 and $134,700, respectively.  The Company moved out of the facility April of 2024 when the lease term ended.

During November 2018, the Company entered into a lease for equipment that commenced on November 1, 2018, and recorded a right of use asset and corresponding lease liability. Lease expenses were $7,640 and $6,744 for the years ended June 30, 2024 and June 30, 2023, respectively.

On April 1, 2022, the Company acquired Cygnet which had entered into a lease for a Florida facility that commenced on October 8, 2021, and Cygnet had recorded a right of use asset and corresponding lease liability. The lease expires on October 8, 2026. The Company uses this leased facility for warehouse and office space. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases and accounted for as non-lease components and not part of the ROU. Lease expenses were $43,180 and $102,228 for the years ended June 30, 2024 and 2023, respectively.  The Company abandoned the facility in October of 2023 and recognized a lease impairment of $289,969.

On March 15, 2023, the Company entered into a lease for approximately 20,400 square feet of warehouse and office space, located in Tampa, Florida, to be used as the Company’s distribution center.  The initial term of the lease is thirty-eight months and was not completed when the lease was signed.  The Company moved into the facility in July 2023 and started operations. The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases and accounted for as non-lease components and not part of the ROU. During the year ended June 30, 2024, the Company recognized approximately $374,500 of expense and approximately $27,800 for the year ended June 30, 2023.

On July 25, 2023, the Company entered into a lease for approximately 5,700 square feet of office space, located in Tampa, Florida, to be used as the Company’s corporate headquarters.  The initial term of the lease is sixty-one months. During the year ended June 30, 2024, the Company recognized approximately $140,658 of expense and no expense for the year ended June 30, 2023.

On April 1, 2024, the Company entered into a lease agreement with MFA 2510 Merchant LLC, which is owned by our CEO, Allan Marshall. The lease is for approximately 10,000 square feet of warehouse and office space, located in Odessa, Florida for $20,060 per month. The initial term of the lease is five years.  The Company is responsible for real estate taxes, utilities, and repairs under the terms of certain of the operating leases and accounted for as non-lease components and not part of the ROU.  The Company spent $611,768 in leasehold improvements to prepare the facility for product manufacturing, which will be amortized over the five year lease term.  At June 30, 2024 there was $100,004 accrued for the deposit, three months rent, and three months estimated expenses, that was paid in July 2024 and is now kept current.  Product manufacturing was at full capacity and fully moved from the Nevada facility as of August 1, 2024.  During the year ended June 30, 2024 the Company recognized approximately $79,950 of expense.

Operating leases are included in operating ROU assets, current and non-current operating lease liabilities, and finance leases are included in property, plant and equipment, accrued expenses and other current liabilities, and other liabilities on the Consolidated Balance Sheets. As of June 30, 2024, our finance leases are not material.

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating lease liabilities recognized in the consolidated balance sheet as of June 30, 2024:

2025	$1,031,714
2026	762,364
2027	504,795
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	3,007,321
Less: Imputed interest	(243,001)
2,764,320
Less: current portion	(1,031,714)
Present value of operating lease obligation	$1,732,606

The liability for the Cygnet lease is included in the undiscounted future minimum lease payments for 2025.  The Company continues to work with the lessor to resolve the disputed lease payments.

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of June 30, 2024 are:

Weighted average remaining lease term	47 Months
Weighted average incremental borrowing rate	5.0%

The Company’s weighted average remaining lease term and weighted average discount rate for operating leases as of June 30, 2023 are:

Weighted average remaining lease term	29 Months
Weighted average incremental borrowing rate	5.0%

For the years ended June 30, 2024 and 2023, the components of lease expense, included general and administrative expenses and interest expense in the condensed consolidated statement of operations, are as follows:

	June 30, 2024	June 30, 2023
Finance lease expense:
Amortization of ROU assets	$669,260	$228,147
Interest expense	99,633	28,043
Operating lease cost	16,181	16,804
Short-term lease expense	670,173	772,929
Variable lease expense	169,309	29,113
Total lease cost	$1,624,556	$1,075,036